Acquisitions 2015 Acquisition (Details) - Cheminova $ in Billions	Apr. 21, 2015 USD ($)
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Purchase price	$ 1.2
Excluding assumed net debt and hedged-related costs	$ 0.6